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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     12-31-00

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:           Graham Partners, L.P.
Address:        200 Park Ave.
                39th Floor
                New York, N.Y. 10166-0005

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joseph Basile
Title:          Vice President
Phone:          212-251-3141


Signature, Place, and Date of Signing:

   Joseph Basile                New York, N.Y.                  2-14-01
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name
28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
_______   ___________________________   ________________________________

[Repeat as necessary.]


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
  ITEM 1                       ITEM 2     ITEM 3     ITEM 4        ITEM 5            ITEM 6         ITEM 7            ITEM 8
-----------                    ------   ---------  ------------  ------------  -------------------  --------  ----------------------
                               TITLE                                              INVEST. DISC      MANAGERS      VOTING AUTHORITY
                               OF                  FAIR          SHARE OF                    SHARED
                               CLASS      CUSIP    MARKET        PRINCIPAL     SOLE  SHARED  OTHER             SOLE   SHARED   NONE
 NAME OF ISSUER                            #       VALUE         AMOUNT         (A)    (B)    (C)              (A)    (B)     (C)
------------------------------ ------   ---------  ------------  ------------  ----  ------  ------ --------   -----  ------  ------
3D LABS INC LTD                 OTC EQ  G8846W103       $76,563     70,000 N     X                   GRAP         70,000
ACT MANUFACTURING INC           OTC EQ  000973107    $4,095,000    260,000 N     X                   GRAP        260,000
ADVANCED DIGITAL INFORMATION    OTC EQ  007525108    $5,750,000    250,000 N     X                   GRAP        250,000
ADVANCED FIBRE COMMUNICATIONS   OTC EQ  00754A105      $541,875     30,000 N     X                   GRAP         30,000
ADVANCED MICRO DEVICES INC      COMMON  007903107      $759,688     55,000 N     X                   GRAP         55,000
ALCOA INC                       COMMON  013817101      $251,250      7,500 N     X                   GRAP          7,500
AMERICAN POWER CONVERSION CORP  OTC EQ  029066107      $618,750     50,000 N     X                   GRAP         50,000
ANTEC CORP                      OTC EQ  03664P105      $336,016     42,500 N     X                   GRAP         42,500
APPLIED MICROSYSTEMS CORP       OTC EQ  037935103    $1,433,313    323,000 N     X                   GRAP        323,000
ARIBA INC                       OTC EQ  04033V104    $1,340,625     25,000 N     X                   GRAP         25,000
AVID TECHNOLOGY INC             OTC EQ  05367P100    $4,648,603    254,500 N     X                   GRAP        254,500
BSQUARE CORP.                   OTC EQ  11776U102      $300,000     50,000 N     X                   GRAP         50,000
C-COR.NET CORPORATION           OTC EQ  125010108      $680,313     70,000 N     X                   GRAP         70,000
CABLETRON SYSTEMS INC           COMMON  126920107      $753,125     50,000 N     X                   GRAP         50,000
CLARENT CORP                    OTC EQ  180461105      $565,625     50,000 N     X                   GRAP         50,000
COMCAST CORP-SPECIAL CL A       OTC EQ  200300200      $835,000     20,000 N     X                   GRAP         20,000
COMPUTER NETWORK TECHNOLOGY     OTC EQ  204925101    $6,987,031    242,500 N     X                   GRAP        242,500
COPPER MTN NETWORKS INC         OTC EQ  217510106       $59,063     10,000 N     X                   GRAP         10,000
CROSSWORLDS SOFTWARE INC        OTC EQ  22769P109      $206,250     50,000 N     X                   GRAP         50,000
DATATEC SYSTEM INC              OTC EQ  238128102       $17,675     10,100 N     X                   GRAP         10,100
DMC STRATEX NETWORKS INC        OTC EQ  23322L106      $300,000     20,000 N     X                   GRAP         20,000
DSET CORP                       OTC EQ  262504103       $53,906     30,000 N     X                   GRAP         30,000
EARTHLINK NETWORK INC           OTC EQ  270321102      $503,125    100,000 N     X                   GRAP        100,000
EARTHWEB INC                    OTC EQ  27032C108    $2,248,638    304,900 N     X                   GRAP        304,900
EBAY INC                        OTC EQ  278642103      $660,000     20,000 N     X                   GRAP         20,000
ELECTROGLAS INC                 OTC EQ  285324109      $306,250     20,000 N     X                   GRAP         20,000
ELECTRONICS FOR IMAGING INC     OTC EQ  286082102      $494,781     35,500 N     X                   GRAP         35,500
EPRESENCE INC                   OTC EQ  294348107    $2,022,016    465,500 N     X                   GRAP        465,500
EZENIA INC                      OTC EQ  302311105      $112,500    100,000 N     X                   GRAP        100,000
GEMSTAR TV GUIDE INTL INC       OTC EQ  36866W106      $691,875     15,000 N     X                   GRAP         15,000
GENTA INC NEW                   OTC EQ  37245M207      $436,000     54,500 N     X                   GRAP         54,500
GLENAYRE TECHNOLOGIES INC       OTC EQ  377899109       $88,281     25,000 N     X                   GRAP         25,000
INFOSPACE COM INC               OTC EQ  45678T102      $530,625     60,000 N     X                   GRAP         60,000
INNOVEDA INC                    OTC EQ  45769F102      $144,375     70,000 N     X                   GRAP         70,000
INTERACT COMM CORP              OTC EQ  45839Y107    $4,020,000    480,000 N     X                   GRAP        480,000
INTERSIL HLDG CORP              OTC EQ  46069S109      $458,750     20,000 N     X                   GRAP         20,000
INTRUSION.COM INC               OTC EQ  46121E106    $1,460,625    307,500 N     X                   GRAP        307,500
KEYNOTE SYS INC                 OTC EQ  493308100      $283,750     20,000 N     X                   GRAP         20,000
LEGATO SYSTEMS INC              OTC EQ  524651106    $3,718,750    500,000 N     X                   GRAP        500,000
MARINE DRILLING COMPANIES INC   COMMON  568240204      $535,000     20,000 N     X                   GRAP         20,000
MAXTOR CORP (NEW)               OTC EQ  577729205    $1,454,375    260,000 N     X                   GRAP        260,000
MCAFEE COM CORP - CL A          OTC EQ  579062100      $250,000     50,000 N     X                   GRAP         50,000
MERIX CORP                      OTC EQ  590049102      $267,500     20,000 N     X                   GRAP         20,000
METROMEDIA FIBER NETWORK INC    OTC EQ  591689104      $202,500     20,000 N     X                   GRAP         20,000
MICROGRAFX INC                  OTC EQ  595077108       $59,625    106,000 N     X                   GRAP        106,000
MICRON TECHNOLOGY INC           COMMON  595112103    $1,242,500     35,000 N     X                   GRAP         35,000
NASDAQ 100 SHARES               COMMON  631100104    $1,751,250     30,000 N     X                   GRAP         30,000
NATIONAL SEMICONDUCTOR CORP     COMMON  637640103    $1,006,250     50,000 N     X                   GRAP         50,000
NATURAL MICROSYSTEMS CORP       OTC EQ  638882100      $246,875     25,000 N     X                   GRAP         25,000
NAVIGANT INTL INC               OTC EQ  63935R108      $105,625     13,000 N     X                   GRAP         13,000
NAVISITE INC                    OTC EQ  63935M109      $117,188     50,000 N     X                   GRAP         50,000
NEOMAGIC CAORP                  OTC EQ  640497103      $200,391     67,500 N     X                   GRAP         67,500
NETERGY NETWORKS INC            OTC EQ  64111F108       $93,750     50,000 N     X                   GRAP         50,000
NETOPIA INC                     OTC EQ  64114K104      $345,000     80,000 N     X                   GRAP         80,000
NEWPARK RESOURCES INC NEW       COMMON  651718504      $717,188     75,000 N     X                   GRAP         75,000
NEXTCARD INC                    OTC EQ  65332K107      $208,000     26,000 N     X                   GRAP         26,000
OAK TECHNOLOGY INC              OTC EQ  671802106    $3,797,306    437,100 N     X                   GRAP        437,100
READ RITE CORP                  OTC EQ  755246105      $201,563     50,000 N     X                   GRAP         50,000
REGISTER.COM INC                OTC EQ  75914G101      $420,000     60,000 N     X                   GRAP         60,000
SEACHANGE INTERNATIONAL INC     OTC EQ  811699107    $7,129,688    351,000 N     X                   GRAP        351,000
SIEBEL SYSTEMS INC              OTC EQ  826170102      $338,125      5,000 N     X                   GRAP          5,000
SONICBLUE INC                   OTC EQ  83546Q109      $948,750    230,000 N     X                   GRAP        230,000
SPECTRALINK CORP                OTC EQ  847580107    $6,512,756    451,100 N     X                   GRAP        451,100
SUN MICROSYSTEMS INC            OTC EQ  866810104      $278,750     10,000 N     X                   GRAP         10,000
SYMBOL TECHNOLOGIES INC         COMMON  871508107    $4,725,000    131,250 N     X                   GRAP        131,250
TERAYON COMMUNICATION SYSTEMS   OTC EQ  880775101       $81,250     20,000 N     X                   GRAP         20,000
TRIDENT MICROSYSTEMS INC        OTC EQ  895919108      $227,250     50,500 N     X                   GRAP         50,500
TURNSTONE SYSTEMS INC           OTC EQ  900423104      $185,938     25,000 N     X                   GRAP         25,000
TUT SYSTEMS COM                 OTC EQ  901103101      $247,500     30,000 N     X                   GRAP         30,000
UPTON RESOURCES INC             OTC EQ  91685D102       $87,067     50,000 N     X                   GRAP         50,000
VIALOG CORP                     COMMON  92552X106    $3,290,625    325,000 N     X                   GRAP        325,000
VIRATA CORP                     OTC EQ  927646109      $815,625     75,000 N     X                   GRAP         75,000
WORLDCOM INC GA NEW             OTC EQ  98157D106      $492,188     35,000 N     X                   GRAP         35,000
XIRCOM                          OTC EQ  983922105    $1,937,500    125,000 N     X                   GRAP        125,000

                                                    $89,309,910
